Other Assets - Schedule of Other Assets (Details) - CLP ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets [Abstract]
Cash collateral provided for derivative financial transactions		$ 463,266	$ 347,788
Debtors from brokerage of financial instruments		419,167	195,252
Accounts receivable from the General Treasury of the Republic and other fiscal organizations		406,395	349,282
Accounts receivable from third parties		170,185	195,364
Assets to be leased out as lessor	[1]	134,283	162,594
Prepaid expenses		39,416	53,645
Income assets from regular activities from contracts with customers		22,350	24,006
Other cash collateral provided		11,836	14,806
Investment properties	[2]	11,049	11,406
Pending transactions		3,364	3,351
Accumulated impairment in respect of other assets receivable		(2,638)	(1,817)
Other Assets		17,358	17,864
Total		$ 1,696,031	$ 1,373,541

[1]	Correspond to fixed assets to be delivered under the financial lease modality.
[2]	As of December 31, 2025, the fair value of the investment properties held by the Bank is Ch$65,219 million (Ch$64,207 million as of December 31, 2024).